SEGMENTAL INFORMATION	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
SEGMENTAL INFORMATION

Operating segments are components for an enterprise of which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Partnership’s methods of internal reporting and management structure, we consider that we operate in one segment, the LNG market. During the nine months ended September 30, 2016 and 2015, our fleet operated under time charters with nine charterers, Petrobras, Dubai Supply Authority (“DUSUP”), Pertamina, the Hashemite Kingdom of Jordan (“Jordan”), PT Nusantara Regas (“PTNR”), Royal Dutch Shell plc, Eni S.p.A., Kuwait National Petroleum Company (“KNPC”) and Golar. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates. Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. Royal Dutch Shell plc is headquartered in the Netherlands. Eni S.p.A is an integrated energy company headquartered in Italy. KNPC is a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait.

For the three and nine months ended September 30, 2016 and 2015, revenues from the following charterers accounted for over 10% of our consolidated revenues:

	Three months ended September 30,				Nine months ended September 30,
(in thousands of $)	2016		2015		2016		2015
Petrobras	25,872	23%	25,056	22%	75,542	23%	74,562	23%
PTNR	16,966	15%	16,758	15%	50,807	16%	50,568	16%
Golar LNG Limited	7,360	6%	8,280	7%	21,920	7%	33,275	10%
KNPC	14,252	13%	14,252	12%	33,402	10%	33,151	10%
DUSUP	11,613	10%	12,002	11%	34,852	11%	29,565	9%
Jordan	14,344	13%	14,250	12%	42,721	13%	23,405	7%

Geographic segment data

The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended September 30		Nine months ended September 30
(in thousands of $)	2016	2015	2016	2015
Brazil	25,872	25,056	75,542	74,562
United Arab Emirates	11,613	12,002	34,852	29,565
Indonesia	16,966	16,758	50,807	50,568
Kuwait	14,252	14,252	33,402	33,151
Jordan	14,344	14,250	42,721	23,405

Fixed assets, net	September 30,	December 31,
(in thousands of $)	2016	2015
Brazil	353,036	369,922
Kuwait	269,040	275,684
Indonesia	194,671	205,188
United Arab Emirates	125,046	133,883
Jordan	280,736	286,974